Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Current
Trade payables	$ 342,841		$ 301,813
Deferred revenue	20,435		2,224
Withholding tax payables	4,517		5,694
Payroll and other related statutory liabilities	53,446		27,476
Other payables	78,193		72,286
Trade and other payables	499,432	[1]	409,493
Non-current
Other payables	312		9,565
Trade and other payables, non current	312	[1]	9,565
Contract liabilities	$ 2,800		$ 600

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).